Capital structure	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Capital structure
Capital structure

Authorised Capital
On 16 September 2016, the Bank began trading on the New York Stock Exchange under the ticker symbol "NTB". The offering of 12,234,042 common shares consisted of 5,957,447 newly issued common shares sold by Butterfield and 6,276,595 common shares sold by certain selling shareholders, including 1,595,744 common shares sold by certain of the selling shareholders pursuant to the underwriters’ option to purchase additional shares, which was exercised in full prior to the closing.

On 25 July 2016, the Bank’s board of directors approved a consolidation of the existing common shares on the basis of a 10 to 1 ratio, subject to shareholder approval. As a result of this consolidation, effective 6 September 2016 upon shareholder approval, every 10 common shares of par value BM$0.01 were consolidated into 1 common share of par value BM$0.10 (the “Share Consolidation”).

In addition, as of 6 September 2016, the par value of each issued common share and each authorised but unissued common share was reduced from BM$0.10 to BM$0.01 and the authorised share capital of the Bank was correspondingly reduced from 2,000,000,000 common shares of par value BM$0.10 each, 6,000,000,000 non‑voting ordinary shares of par value BM$0.01 each, 110,200,001 preference shares of par value US$0.01 each and 50,000,000 preference shares of par value £0.01 each to 2,000,000,000 common shares of par value BM$0.01 each, 6,000,000,000 non‑voting ordinary shares of par value BM$0.01 each, 110,200,001 preference shares of par value US$0.01 each and 50,000,000 preference shares of par value £0.01 each, without any payment by the Bank to the holders of the voting ordinary shares in respect thereof (the “Reduction in Par Value” and together with the Share Consolidation, the “Reverse Share Split”).

Immediately following the Reduction in Par Value, the Bank repurchased any and all fractions of common shares issued and outstanding following the Reduction in Par Value, from the holders thereof. All share, share‑based payments and dividend information presented in these consolidated financial statements and accompanying footnotes has been retroactively adjusted to reflect the decreased number of shares resulting from this action.

Prior to the Reverse Share Split, the Bank’s total authorised share capital consisted of (i) 20 billion common shares of par value BM$0.01, (ii) 6 billion non‑voting ordinary shares of par value BM$0.01; (iii) 110,200,001 preference shares of par value US$0.01 and (iv) 50 million preference shares of par value £0.01.

On 30 April 2015, Butterfield repurchased and cancelled 8,000,000 shares held by CIBC for $15.00 per share, for a total of $120 million. The remaining CIBC shareholding in Butterfield (representing 2,343,423 shares) was taken up by Carlyle Global Financial Services, L.P. at $15.00 per share and subsequently sold to other investors.

On 13 August 2015, Butterfield repurchased and cancelled 400,000 shares held by two shareholders for $14.90 per share, for a total of $5.96 million.

Preference Shares
On 22 June 2009, the Bank issued 200,000 Government guaranteed, 8.00% non-cumulative perpetual limited voting preference shares (the “preference shares”). The issuance price was US$1,000 per share. The preference share buy-backs are disclosed in Note 22: Share Buy-Back Plans.

The preference share principal and dividend payments are guaranteed by the Government of Bermuda. At any time after the expiry of the guarantee offered by the Government of Bermuda, and subject to the approval of the BMA, the Bank would have been able to redeem, in whole or in part, any preference shares at the time issued and outstanding, at a redemption price equal to the liquidation preference plus any unpaid dividends at the time.

Holders of preference shares were entitled to receive, on each preference share only when, as and if declared by the Board of Directors, non-cumulative cash dividends at a rate per annum equal to 8.00% on the liquidation preference of US $1,000 per preference share payable quarterly in arrears. In exchange for the Government's commitment, the Bank issued to the Government a warrant that, upon issuance, allowed the purchase of 427,960 common shares of the Bank at an exercise price of $70.10 per share. The warrant which, after adjustments in accordance with anti-dilution terms allowed for the purchase of 432,028 shares with an exercise price of $34.72 per share was repurchased and cancelled by the Bank in December 2016.

On 15 December 2016, the Bank effected a mandatory redemption of its preference shares by paying a make-whole redemption payment (the "make-whole redemption price") of USD $1,180.00 per preference share to preference shareholders of record as at 1 December 2016. The make-whole redemption price comprises the sum of the dividend per preference share for the current quarter, the $1,000 liquidation preference per preference share, discounted for present value, and the present value of future dividend payments through 22 June 2019. Following the payment of the make-whole redemption price, all issued and outstanding preference shares were redeemed, cancelled and reverted to authorised but unissued preference shares of the Bank. The preference shares were also delisted from both the BSX and the Luxembourg Stock Exchange.

On 11 May 2010, the Bank’s Rights offering was over subscribed with the maximum allowable number of rights of 10,743,801 exercised and subsequently converted on the ratio of 0.07692 CVCP shares for each right unit exercised amounting to 826,415 CVCP shares issued. The CVCP shares have specific rights and conditions attached, which are explained in detail in the prospectus of the rights offering. On 31 March 2015, all remaining CVCP shares were converted to common shares at a ratio of 1:1.

Dividends Declared
During the year ended 31 December 2016, the Bank paid cash dividends of $0.40 (31 December 2015: $0.50, 31 December 2014: $0.50) for each common share and CVCP share on record (CVCP shares were all converted to common shares on 31 March 2015) as of the related record dates. Subsequent to year-end, the Bank declared a fourth interim dividend of $0.32 per common share to be paid to shareholders of record on 13 March 2017. During the years ended 31 December 2016, 2015, and 2014, the Bank declared the full 8.00% cash dividends on preference shares in each quarter.

The Bank is required to comply with Section 54 of the Companies Act 1981 issued by the Government of Bermuda (the “Companies Act”) each time a dividend is declared or paid by the Bank and also obtain prior written approval from the BMA pursuant to the Banks and Deposit Companies Act 1999 for any dividends declared. The Bank has complied with Section 54 and has obtained BMA approval for all dividends declared during the periods under review.

Regulatory Capital
Effective 1 January 2016, the Bank’s regulatory capital is determined in accordance with current Basel III guidelines as issued by the BMA. Basel III adopts CET1 as the predominant form of regulatory capital with the CET1 ratio as a new metric. Basel III also adopts the new Leverage Ratio regime, which is calculated by dividing Tier 1 capital by an exposure measure. The exposure measure consists of total assets (excluding items deducted from Tier 1 capital) and certain off-balance sheet items converted into credit exposure equivalents as well as adjustments for derivatives to reflect credit risk and other risks. Prior to 1 January 2016, the Bank’s regulatory capital was determined in accordance with Basel II guidelines as issued by the BMA.

The Bank is fully compliant with all regulatory capital requirements and maintains capital ratios in excess of regulatory minimums as at 31 December 2016 and 31 December 2015. The following table sets forth the Bank's capital adequacy in accordance with the Basel III framework as at 31 December 2016 and the Basel II framework as at 31 December 2015:

	31 December 2016 (Basel III)		31 December 2015 (Basel II)
	Actual	Regulatory minimum	Actual	Regulatory minimum
Capital
Tier 1 capital	666,847	N/A	699,278	N/A
Common Equity Tier 1	666,847	N/A	N/A	N/A
Tier 2 capital	102,709	N/A	119,164	N/A
Total capital	769,556	N/A	818,442	N/A

Risk Weighted Assets	4,365,440	N/A	4,304,074	N/A

Capital Ratios (%)
Common Equity Tier 1	15.3%	8.1%	N/A	N/A
Total Tier 1	15.3%	9.6%	16.2%	4.0%
Total Capital	17.6%	15.3%	19.0%	14.5%
Leverage ratio	5.8%	5.0%	N/A	N/A